Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2025-A

Collection Period	07/01/26-07/31/26
Determination Date	8/10/2026
Distribution Date	8/17/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-283219-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$487,897,576.91
2.	Collections allocable to Principal		$15,205,271.04
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$3,535,620.06
5.	Pool Balance on the close of the last day of the related Collection Period		$469,156,685.81
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		26,689
7.	Initial Pool Balance		$826,876,936.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$41,797,145.23	$30,790,618.44
	c. Class A-2b Floating Rate Note Balance	$22,610,161.87	$16,656,182.22
	d. Class A-3 Note Balance	$164,220,000.00	$164,220,000.00
	e. Class B Note Balance	$57,880,000.00	$57,880,000.00
	f. Class C Note Balance	$62,020,000.00	$62,020,000.00
	g. Class D Note Balance	$70,280,000.00	$70,280,000.00
	h. Class E Note Balance	$22,740,000.00	$22,740,000.00
	i. Note Balance (sum a - h)	$441,547,307.10	$424,586,800.66
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.2261016	0.1665618
	c. Class A-2b Floating Rate Note Pool Factor	0.2261016	0.1665618
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Class E Note Pool Factor	1.0000000	1.0000000
	j. Note Pool Factor	0.5519341	0.5307335
10.	Overcollateralization Target Amount		$44,569,885.15
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$44,569,885.15
12.	Weighted Average Coupon		16.08%
13.	Weighted Average Original Term	months	69.21
14.	Weighted Average Remaining Term	months	46.41
15.	30 day Average SOFR for the accrual period ending 8/16/2026		3.62539%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/16/2026		4.30539%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,662,627.86
	b. Liquidation Proceeds allocable to Finance Charge		$1,672.69
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,664,300.55
18.	Principal:
	a. Collections allocable to Principal		$15,205,271.04
	b. Liquidation Proceeds allocable to Principal		$1,274,701.66
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$16,479,972.70
19.	Total Finance Charge and Principal Collections (17d + 18d)		$23,144,273.25
20.	Interest Income from Collection Account		$55,985.25
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$23,200,258.50

Available Funds
23.	Available Collections	$23,200,258.50
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$23,200,258.50
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$914,807.96
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$914,807.96
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$165,795.34
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$165,795.34
	i. Class A-2b Monthly Interest	$89,233.43
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$89,233.43
	m. Class A-3 Monthly Interest	$652,774.50
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$652,774.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$241,649.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$241,649.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$282,191.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$282,191.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$343,200.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$343,200.67

36.	Quaternary Principal Distributable Amount	$0.00
37.	Class E Noteholder Interest Amount
	a. Class E Monthly Interest	$0.00

	b. Additional Note Interest related to Class E Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class E Monthly Interest	$0.00
	d. Total Class E Note Interest (sum a - c)	$0.00
38.	Quinary Principal Distributable Amount	$0.00
39.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$2,689,651.90
40.	Reserve Account Deficiency	$0.00
41.	Regular Principal Distributable Amount	$16,960,506.44
42.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
43.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
44.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
45.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,664,300.55
	b. Total Daily Deposits of Principal Collections	$16,479,972.70
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$55,985.25
	e. Total Deposits to Collection Account (sum a - d)	$23,200,258.50
46.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$914,807.96
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,735,350.38
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,550,100.16
	f. Total Withdrawals from Collection Account (sum a - e)	$23,200,258.50
Note Payment Account Activity
47.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$165,795.34
	c. Class A-2b Interest Distribution	$89,233.43
	d. Class A-3 Interest Distribution	$652,774.50
	e. Class B Interest Distribution	$241,649.00
	f. Class C Interest Distribution	$282,191.00
	g. Class D Interest Distribution	$343,200.67
	h. Class E Interest Distribution	$0.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$11,006,526.79
	k. Class A-2b Principal Distribution	$5,953,979.65
	l. Class A-3 Principal Distribution	$0.00
	m. Class B Principal Distribution	$0.00
	n. Class C Principal Distribution	$0.00
	o. Class D Principal Distribution	$0.00
	p. Class E Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$18,735,350.38
48.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$11,172,322.13
	c. Class A-2b Distribution	$6,043,213.08
	d. Class A-3 Distribution	$652,774.50
	e. Class B Distribution	$241,649.00
	f. Class C Distribution	$282,191.00
	g. Class D Distribution	$343,200.67

h. Class E Distribution	$0.00
i. Total Withdrawals from Note Payment Account (sum a - h)	$18,735,350.38

Certificate Payment Account Activity
49.	Deposits to Certificate Payment Account from Excess Collections	$3,550,100.16
50.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,550,100.16
Required Reserve Account Amount		0.15%
51.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$8,268,769.37
Reserve Account Reconciliation
52.	Beginning Balance (as of end of preceding Distribution Date)	$8,268,769.37
53.	Investment Earnings	$24,814.52
54.	Reserve Account Draw Amount	$0.00
55.	Reserve Account Amount (Ln 52 + Ln 53 - Ln 54)	$8,293,583.89
56.	Deposit from Available Funds (Ln 46d)	$0.00
57.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
58.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$24,814.52
59.	Ending Balance (Ln55 + Ln56 - Ln57 - Ln58)	$8,268,769.37
60.	Reserve Account Deficiency (Ln52 - Ln59)	$0.00
Instructions to the Trustee
61.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
62.	Amount to be paid to Servicer from the Collection Account	$914,807.96
63.	Amount to be deposited from the Collection Account into the Note Payment Account	$18,735,350.38
64.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,550,100.16
65.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
66.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$24,814.52
67.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$11,172,322.13
69.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$6,043,213.08
70.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$652,774.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$241,649.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$282,191.00
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$282,191.00
74.	Amount to be paid to Class E Noteholders from the Note Payment Account	$0.00
75.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,550,100.16

Delinquency Activity
		Number of Loans	Principal Balance
76.	Delinquency Analysis
	a. 31 to 60 days past due	2,075	$41,231,746.57
	b. 61 to 90 days past due	1,022	$20,067,982.81
	c. 91 to 120 days past due	271	$4,986,337.82
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	3,368	$66,286,067.20
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 76e / Ln 5)		14.1288%

77.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	210	$3,535,620.06
79.	Recoveries	294	$1,276,374.35
80.	Net Losses (Ln 78 - Ln 79)		$2,259,245.71
81.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 80 / Ln 1)		0.4631%

Cumulative Loss Activity
		Number of Loans	Principal Balance

82.	Defaulted Receivables (charge-offs)	3,011	$55,887,708.25
83.	Recoveries	2,179	$18,819,097.66
84.	Cumulative Net Losses (Ln 82 - Ln 83)		$37,068,610.59
85.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 84 / Ln 7)		4.4830%
86.	Average Net Loss on Defaulted Receivables		$12,311.06

Other Servicing Information

87.	Principal Balance of Receivables extended during the Collection Period		$13,354,971.17
88.	Pool Balance on the close of the last day of the preceding Collection Period		$487,897,576.91
89.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		2.74%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer